INVENTORIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement1 [Line Items]
Bunkers and other consumables at cost	$ 10,755	$ 15,278
Ships recognised as inventories	0	0
Ships reclassified from ships, property plant and equipment as held for sale asset (Note 12)	141,345	28,853
Sale of ships recognised as inventories	(141,345)	(28,853)
Inventories	$ 10,755	$ 15,278